Risk management - Hedge recognised in other comprehensive income (Details) - Hedge of a net investment in a foreign operation - COP ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about financial risk management [Line Items]
Hedging instrument at the beginning of the period	$ 1,494,926	$ 1,130,583
Exchange difference	2,639,256	520,490
Deferred tax (Note 10)	(791,777)	(156,147)
Hedging instrument at the end of the period	$ 3,342,405	$ 1,494,926